FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENT
Asset measured at fair value	¥ 0	¥ 0
Liability measured at fair value	0	¥ 0
Convertible bonds payable fair value	1,512,677
Convertible debt, carrying amount	¥ 2,004,714